SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A Common Stock reflected on the condensed consolidated balance sheet are reconciled

	For the Three
	Months Ended
	March 31,
	2023	2022
Contingently redeemable Class A Common Stock – Opening Balance	$28,750,110	$117,300,000
Plus:
Re-measurement of carrying value to redemption value	583,570	—
Contingently redeemable Class A Common Stock - Ending Balance	29,333,680	117,300,000

	December 31,2022	December 31, 2021
Contingently redeemable Class A Common Stock- Opening Balance	$117,300,000	$—
Gross Proceeds	—	115,000,000
Less:
Proceeds allocated to public warrants and private warrants	—	(10,614,500)
Issuance costs related to Class A Common Stock	—	(6,146,054)
Redemption of Class A Common Stock, including interest	(91,909,483)	—
Plus:
Re-measurement of carrying value to redemption value	3,359,593	19,060,554
Contingently redeemable Class A Common Stock- Ending Balance	28,750,110	117,300,000

Schedule of basic and diluted net income per common share

	For the Three Months Ended
	March 31,
	2023	2022
Redeemable Class A common shares
Numerator:
Net income (loss) allocable to common stock subject to possible redemption	$(54,958)	$1,687,692

Denominator: weighted average number of redeemable common share	4,838,792	11,500,000
Basic and diluted net income (loss) per redeemable common share	$(0.01)	$0.15

Non-redeemable Class A and Class B common shares
Numerator:
Net income (loss) allocable to common stock not subject to redemption	$(31,025)	$507,816

Denominator: weighted average number of non-redeemable common shares	2,731,544	3,460,275
Basic and diluted net income (loss) per non-redeemable common share	$(0.01)	$0.15

		For the period of
		February 8, 2021
	For the year ended	(inception)
	December 31,	Through
	2022	December 31, 2021
Redeemable Class A common shares
Numerator:
Net income allocable to common stock subject to possible redemption	$240,532	$3,671,658
Denominator: weighted average number of redeemable common share	8,667,969	8,264,526
Basic and diluted net income per redeemable common share	$0.03	$0.44
Non-redeemable Class A and Class B common shares
Numerator:
Net income allocable to common stock not subject to redemption	$96,126	$1,464,132
Denominator: weighted average number of non-redeemable common shares	3,464,052	3,295,610
Basic and diluted net income per non-redeemable common share	$0.03	$0.44